Revenue - Summary of Company's Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 16,316	$ 16,926	$ 33,328	$ 26,695	$ 74,007	$ 32,926	$ 23,955
United States
Disaggregation of Revenue [Line Items]
Revenue	14,825	12,053	31,109	21,718	63,519	30,690	19,394
Canada
Disaggregation of Revenue [Line Items]
Revenue	1,443	4,403	2,161	4,507	9,555	1,351	4,474
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 48	$ 470	$ 58	$ 470	$ 933	$ 885	$ 87